Dreyfus Select Managers Small Cap Value Fund
Dreyfus Select Managers Small Cap Value Fund
August 12, 2014 STRATEGIC FUNDS, INC. DREYFUS SELECT MANAGERS SMALL CAP VALUE FUND Supplement to Statutory Prospectus and Summary Prospectus dated April 1, 2014

The following information supersedes and replaces any contrary information contained in the section of the Statutory Prospectus entitled "Fund Summary-Fees and Expenses" and in the section of the Summary Prospectus entitled "Fees and Expenses":

Effective August 12, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund until April 1, 2015, so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05%, and 0.95%, respectively.